Schedule of Multiemployer Pension Plans (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Multiemployer Plans [Line Items]
Cash Contributions by Company			$ 85	$ 296
GCC-IBT Fund
Multiemployer Plans [Line Items]
EIN Number		526118568
PPA Zone Status			Red		Red
FIP/RP Status				Implemented
Cash Contributions by Company			$ 25	$ 99
Surcharge Imposed				Yes
PACE Fund
Multiemployer Plans [Line Items]
EIN Number		116166763
PPA Zone Status			Red		Red
FIP/RP Status				Implemented
Cash Contributions by Company			$ 60	$ 197
Surcharge Imposed				Yes
Predecessor
Multiemployer Plans [Line Items]
Cash Contributions by Company	$ 50				$ 426
Predecessor | GCC-IBT Fund
Multiemployer Plans [Line Items]
Cash Contributions by Company	16				160
Predecessor | PACE Fund
Multiemployer Plans [Line Items]
Cash Contributions by Company	$ 34				$ 266